Related Parties - Car-Tcellkor Loan (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 18, 2019
Related Parties Related Party Debt
Short-term debt, related parties	$ 20,686	$ 19,973	$ 16,050
Related party
Related Parties Related Party Debt
Short-term debt, related parties	20,686	19,973	16,050
Related party | Car-Tcellkor Loan
Related Parties Related Party Debt
Short-term debt, related parties	$ 800	$ 800	$ 800	$ 800